Form N-30D

American Fidelity Assurance Company and American Fidelity Separate Account B (File No. 811-08187) hereby incorporate by reference the annual reports for the underlying funds below for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act").

Filer/Entity:                 American Funds Insurance Series®
Fund/Portfolio Name: International Fund
File #:                              811-03857
CIK#                                  0000729528
Accession:                  0000051931-17-001733
Date of Filing:           08/31/17

Filer Entity:                 BlackRock Variable Series Funds, Inc.
Fund/Portfolio Name: Basic Value V.I. Fund
Fund/Portfolio Name: BlackRock Advantage U.S. Total Market V.I. Fund
File #:                                811-03290
CIK#:                                0000355916
Accession #:            0001193125-17-269859
Date of Filing:          08/28/17

Filer/Entity:                 The Dreyfus Socially Responsible Growth Fund, Inc.
File #:                                811-07044
CIK#                                  0000890064
Accession #:             0000890064-17-000023
Date of Filing:          08/17/17

Filer/Entity:                 Dreyfus Stock Index Fund, Inc.
File #:                                811-05719
CIK #:                               0000846800
Accession #:             0000846800-17-000014
Date of Filing:           08/17/17

Filer/Entity:                Vanguard® Variable Insurance Fund
Fund/Portfolio Name: Balanced Portfolio
Fund/Portfolio Name: Capital Growth Portfolio
Fund/Portfolio Name: Mid-Cap Index Portfolio
Fund/Portfolio Name: Total Bond Market Index Portfolio
Fund/Portfolio Name: Total Stock Market Index Portfolio
File #:                                811-05962
CIK #:                               0000857490
Accession #:             0000932471-17-005045
Date of Filing:          08/25/17

These annual reports are for the period ended June 30, 2017 and have been transmitted to contract holders in accordance with Rule 30e-2 under the Act.

Any questions regarding this filing may be directed to Jennifer Wheeler at (405) 416-7984.